FINANCIAL EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial expenses, net:
Imputed interest expense in respect to Convertible Notes	$ 15	$ 286
Amortization of debt issuance costs	14	16
Amortization of BCF in respect to Convertible Notes	1,031	1,034
Issuance of Common Stock to finder fee upon the conversion of Convertible Notes	18
Adjustment of liability warrants (see also Note 11c2)	2,434
Revaluation of warrants to purchase Common Stock	(2,978)
Issuance cost related to warrants to investors and placement agent	457
Other financial expenses, net	30	24
Total financial expenses, net	$ 6,977	$ 1,360